BUSINESS COMBINATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 19, 2014	Jun. 30, 2014	Dec. 31, 2013
Business Combinations
Common stock par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Accrued and unpaid contingent liability for NEWave acquisition			$ 2,463		$ 2,463
Multimedia Games Holding Company Inc
Business Combinations
Common stock par value (in dollars per share)				$ 0.01